ORDINARY SHARES- Issued and fully paid (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) shares
Disclosure of classes of share capital [line items]
At the beginning	$ (241,293)
Issuance of ordinary shares	91,780
Conversion of Financial liabilities at FVTPL	329,539
At the end	79,403
Ordinary shares
Disclosure of classes of share capital [line items]
At the beginning	3
Issuance of ordinary shares	1
Conversion of Series A convertible preferred shares	1
Conversion of Financial liabilities at FVTPL	5
At the end	$ 10
Share capital
Disclosure of classes of share capital [line items]
Shares outstanding | shares	25,440,000
Issuance of ordinary shares | shares	12,717,391
Conversion of Series A convertible preferred shares | shares	14,560,000
Conversion of Financial liabilities at FVTPL | shares	42,983,414
Shares outstanding | shares	95,700,805
Share capital | Ordinary shares
Disclosure of classes of share capital [line items]
At the beginning	$ 4
Issuance of ordinary shares	1
Conversion of Series A convertible preferred shares	1
Conversion of Financial liabilities at FVTPL	5
At the end	$ 11